N-4	Nov. 10, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln National Variable Annuity Account H
Entity Central Index Key	0000847552
Entity Investment Company Type	N-4
Document Period End Date	Nov. 10, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Beginning February 17, 2026, the American Legacy® Target Date Income B-Share and American Legacy® Target Date Income Advisory variable annuity contracts will no longer be available for purchase. Additionally, the Target Date Income Benefit rider will be closed to new elections on existing contracts.

Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]

Beginning February 17, 2026, the American Legacy® Target Date Income B-Share and American Legacy® Target Date Income Advisory variable annuity contracts will no longer be available for purchase. Additionally, the Target Date Income Benefit rider will be closed to new elections on existing contracts.